Capital Structure, Financial Risk and Related Items - Borrowings (Narrative) (Details) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 5,500		$ 5,500
Excess cash flow threshold			150
Financial assets pledged as collateral for liabilities or contingent liabilities	11,100		11,100
Borrowings	$ 5,274	$ 0	5,274
Accrued interest expense, borrowings			$ 27
Minimum
Disclosure of detailed information about borrowings [line items]
Excess cash flow, threshold, prepayment percentage	25.00%		25.00%
Maximum
Disclosure of detailed information about borrowings [line items]
Excess cash flow, threshold, prepayment percentage	50.00%		50.00%
Minimum
Disclosure of detailed information about borrowings [line items]
Net leverage ratio	1.65		1.65
Maximum
Disclosure of detailed information about borrowings [line items]
Net leverage ratio	2.15		2.15
Merus B.V.
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,247		$ 5,247
Term Loan A (Secured)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000		$ 1,000
Term Loan A (Secured) | Period one
Disclosure of detailed information about borrowings [line items]
Net leverage ratio	4.5		4.5
Interest coverage ratio	2.00		2.00
Term Loan A (Secured) | Period two
Disclosure of detailed information about borrowings [line items]
Net leverage ratio	3.75		3.75
Interest coverage ratio	2.50		2.50
Term Loan A (Secured) | Period three
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio	3.00		3.00
Term Loan B (Secured)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 2,000		$ 2,000
Secured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	1,500		1,500
Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000		1,000
Unsecured revolving credit facility
Disclosure of detailed information about borrowings [line items]
Unsecured revolving credit facility term	5 years	3 years
Credit facility, maximum borrowing capacity	$ 500	$ 300	500
Borrowings	$ 0		$ 0